Supplemental condensed consolidating financial information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Sales and other income	$ 1,474	$ 1,720
Product sales	1,463	1,706
Interest, dividends and other	11	14
Costs and expenses	1,167	1,068
Production costs	835	785
Exploration costs	77	75
Related party transactions	(4)	(4)
General and administrative expenses/(recoveries)	68	70
Royalties paid	37	48
Market development costs	1	1
Depreciation, depletion and amortization	206	189
Interest expense	60	44
Accretion expense	11	8
Employment severance costs	6	3
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	25	(27)
Non-hedge derivative (gain)/loss and movement on bonds	(155)	(124)
Income/(loss) before income tax provision	307	652
Taxation expense	(86)	(265)
Equity income in associates	(1)	10
Equity income/(loss) in subsidiaries	0	0
Income/(loss)	220	397
Preferred stock dividends	0	0
Net income/(loss)	220	397
Less: Net income attributable to noncontrolling interests	(8)	(13)
Net income/(loss) - attributable to AngloGold Ashanti	212	384
Comprehensive income	59	501
Comprehensive income attributable to noncontrolling interests	(8)	(15)
Comprehensive income attributable to AngloGold Ashanti	51	486
ASSETS
Current Assets	2,507		2,790
Cash and cash equivalents	680	1,216	892	1,112
Restricted cash	34		35
Receivables, inter-group balances and other current assets	1,793		1,863
Property, plant and equipment, net	7,176		7,235
Acquired properties, net	733		748
Goodwill	193		193
Other intangibles, net	119		112
Other long-term inventory	190		180
Materials on the leach pad	472		445
Other long-term assets and deferred taxation assets	1,485		1,399
Total assets	12,875		13,102
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,710		1,959
Other non-current liabilities	330		379
Long-term debt	2,870		2,750
Derivatives	1		10
Deferred taxation liabilities	1,123		1,157
Provision for environmental rehabilitation	735		758
Other accrued liabilities	29		32
Provision for pension and other post-retirement medical benefits	194		209
Commitments and contingencies
Equity	5,883	5,937	5,848	5,522
Stock Issued	13		13
Additional paid in capital	8,814		8,808
Accumulated (deficit)/profit	(1,912)		(2,103)
Accumulated other comprehensive income and reserves	(1,053)		(892)
Total AngloGold Ashanti stockholders' equity	5,862		5,826
Noncontrolling interests	21		22
Total liabilities and equity	12,875		13,102
Parent Company [Member]
Income Statement [Abstract]
Sales and other income	514	554
Product sales	477	524
Interest, dividends and other	37	30
Costs and expenses	410	437
Production costs	266	281
Exploration costs	2	8
Related party transactions	(3)	(4)
General and administrative expenses/(recoveries)	65	50
Royalties paid	7	12
Market development costs	0	0
Depreciation, depletion and amortization	67	80
Interest expense	3	1
Accretion expense	3	3
Employment severance costs	2	2
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(2)	4
Non-hedge derivative (gain)/loss and movement on bonds	0	0
Income/(loss) before income tax provision	104	117
Taxation expense	(26)	(38)
Equity income in associates	6	5
Equity income/(loss) in subsidiaries	137	310
Income/(loss)	221	394
Preferred stock dividends	(9)	(10)
Net income/(loss)	212	384
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	212	384
Comprehensive income	51	486
Comprehensive income attributable to noncontrolling interests	0	0
Comprehensive income attributable to AngloGold Ashanti	51	486
ASSETS
Current Assets	1,703		1,178
Cash and cash equivalents	36	295	98	388
Restricted cash	1		1
Receivables, inter-group balances and other current assets	1,666		1,079
Property, plant and equipment, net	1,905		2,046
Acquired properties, net	128		141
Goodwill	0		0
Other intangibles, net	55		53
Other long-term inventory	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	5,010		4,875
Total assets	8,801		8,293
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	2,066		1,510
Other non-current liabilities	48		53
Long-term debt	28		31
Derivatives	0		0
Deferred taxation liabilities	486		520
Provision for environmental rehabilitation	130		157
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	181		196
Commitments and contingencies	0		0
Equity	5,862		5,826
Stock Issued	13		13
Additional paid in capital	8,814		8,808
Accumulated (deficit)/profit	(1,912)		(2,103)
Accumulated other comprehensive income and reserves	(1,053)		(892)
Total AngloGold Ashanti stockholders' equity	5,862		5,826
Noncontrolling interests	0		0
Total liabilities and equity	8,801		8,293
Iomco [Member]
Income Statement [Abstract]
Sales and other income	0	1
Product sales	0	0
Interest, dividends and other	0	1
Costs and expenses	21	25
Production costs	0	0
Exploration costs	1	2
Related party transactions	0	0
General and administrative expenses/(recoveries)	(8)	(3)
Royalties paid	0	0
Market development costs	0	0
Depreciation, depletion and amortization	0	0
Interest expense	27	17
Accretion expense	0	0
Employment severance costs	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	1	9
Non-hedge derivative (gain)/loss and movement on bonds	0	0
Income/(loss) before income tax provision	(21)	(24)
Taxation expense	(1)	(1)
Equity income in associates	(7)	5
Equity income/(loss) in subsidiaries	23	185
Income/(loss)	(6)	165
Preferred stock dividends	0	0
Net income/(loss)	(6)	165
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	(6)	165
Comprehensive income	(7)	171
Comprehensive income attributable to noncontrolling interests	0	0
Comprehensive income attributable to AngloGold Ashanti	(7)	171
ASSETS
Current Assets	3,136		3,128
Cash and cash equivalents	356	521	537	458
Restricted cash	0		0
Receivables, inter-group balances and other current assets	2,780		2,591
Property, plant and equipment, net	0		0
Acquired properties, net	0		0
Goodwill	0		0
Other intangibles, net	0		0
Other long-term inventory	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	4,681		4,506
Total assets	7,817		7,634
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,624		1,614
Other non-current liabilities	0		0
Long-term debt	1,740		1,739
Derivatives	0		0
Deferred taxation liabilities	0		0
Provision for environmental rehabilitation	0		0
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	0		0
Commitments and contingencies	0		0
Equity	4,453		4,281
Stock Issued	5,076		5,059
Additional paid in capital	573		540
Accumulated (deficit)/profit	(1,195)		(1,318)
Accumulated other comprehensive income and reserves	(1)		0
Total AngloGold Ashanti stockholders' equity	4,453		4,281
Noncontrolling interests	0		0
Total liabilities and equity	7,817		7,634
Non Guarantor Subsidiaries [Member]
Income Statement [Abstract]
Sales and other income	997	1,201
Product sales	986	1,182
Interest, dividends and other	11	19
Costs and expenses	740	644
Production costs	569	504
Exploration costs	74	65
Related party transactions	(1)	0
General and administrative expenses/(recoveries)	19	15
Royalties paid	30	36
Market development costs	1	1
Depreciation, depletion and amortization	139	109
Interest expense	30	26
Accretion expense	8	5
Employment severance costs	4	1
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	22	6
Non-hedge derivative (gain)/loss and movement on bonds	(155)	(124)
Income/(loss) before income tax provision	257	557
Taxation expense	(59)	(226)
Equity income in associates	0	0
Equity income/(loss) in subsidiaries	0	0
Income/(loss)	198	331
Preferred stock dividends	(9)	(10)
Net income/(loss)	189	321
Less: Net income attributable to noncontrolling interests	(8)	(13)
Net income/(loss) - attributable to AngloGold Ashanti	181	308
Comprehensive income	193	333
Comprehensive income attributable to noncontrolling interests	(8)	(15)
Comprehensive income attributable to AngloGold Ashanti	185	318
ASSETS
Current Assets	3,806		3,764
Cash and cash equivalents	288	400	257	266
Restricted cash	33		34
Receivables, inter-group balances and other current assets	3,485		3,473
Property, plant and equipment, net	5,271		5,189
Acquired properties, net	605		607
Goodwill	196		209
Other intangibles, net	64		59
Other long-term inventory	190		180
Materials on the leach pad	472		445
Other long-term assets and deferred taxation assets	1,222		1,098
Total assets	11,826		11,551
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	4,605		4,586
Other non-current liabilities	297		342
Long-term debt	1,102		980
Derivatives	1		10
Deferred taxation liabilities	635		635
Provision for environmental rehabilitation	605		601
Other accrued liabilities	29		32
Provision for pension and other post-retirement medical benefits	13		13
Commitments and contingencies	0		0
Equity	4,539		4,352
Stock Issued	935		937
Additional paid in capital	220		231
Accumulated (deficit)/profit	(1,102)		(1,164)
Accumulated other comprehensive income and reserves	4,465		4,327
Total AngloGold Ashanti stockholders' equity	4,518		4,331
Noncontrolling interests	21		21
Total liabilities and equity	11,826		11,551
Consolidation Eliminations [Member]
Income Statement [Abstract]
Sales and other income	(37)	(36)
Product sales	0	0
Interest, dividends and other	(37)	(36)
Costs and expenses	(4)	(38)
Production costs	0	0
Exploration costs	0	0
Related party transactions	0	0
General and administrative expenses/(recoveries)	(8)	8
Royalties paid	0	0
Market development costs	0	0
Depreciation, depletion and amortization	0	0
Interest expense	0	0
Accretion expense	0	0
Employment severance costs	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	4	(46)
Non-hedge derivative (gain)/loss and movement on bonds	0	0
Income/(loss) before income tax provision	(33)	2
Taxation expense	0	0
Equity income in associates	0	0
Equity income/(loss) in subsidiaries	(160)	(495)
Income/(loss)	(193)	(493)
Preferred stock dividends	18	20
Net income/(loss)	(175)	(473)
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	(175)	(473)
Comprehensive income	(178)	(489)
Comprehensive income attributable to noncontrolling interests	0	0
Comprehensive income attributable to AngloGold Ashanti	(178)	(489)
ASSETS
Current Assets	(6,138)		(5,280)
Cash and cash equivalents	0	0	0	0
Restricted cash	0		0
Receivables, inter-group balances and other current assets	(6,138)		(5,280)
Property, plant and equipment, net	0		0
Acquired properties, net	0		0
Goodwill	(3)		(16)
Other intangibles, net	0		0
Other long-term inventory	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	(9,428)		(9,080)
Total assets	(15,569)		(14,376)
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	(6,585)		(5,751)
Other non-current liabilities	(15)		(16)
Long-term debt	0		0
Derivatives	0		0
Deferred taxation liabilities	2		2
Provision for environmental rehabilitation	0		0
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	0		0
Commitments and contingencies	0		0
Equity	(8,971)		(8,611)
Stock Issued	(6,011)		(5,996)
Additional paid in capital	(793)		(771)
Accumulated (deficit)/profit	2,297		2,482
Accumulated other comprehensive income and reserves	(4,464)		(4,327)
Total AngloGold Ashanti stockholders' equity	(8,971)		(8,612)
Noncontrolling interests	0		1
Total liabilities and equity	$ (15,569)		$ (14,376)